Leasing arrangements—lessee (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash inflow of leases	$ 180,327	$ 205,321	$ 206,147